Taxation (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of (Loss) Income from Continuing Operations Before Income Taxes

(Loss) income from continuing operations before income taxes consists of:

	For the Years Ended December 31
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Non – PRC	(22,250)	(24,037)	(17,561)	(2,830)
PRC	203,385	168,306	193,207	31,141

	181,135	144,269	175,646	28,311

Schedule of Income Tax Expense from Continuing Operations

The current and deferred components of the income tax expense from continuing operations appearing in the consolidated statements of comprehensive income are as follows:

	For the Year Ended December 31
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Current tax expense	51,890	46,377	56,526	9,111
Deferred tax expense	2,359	17,461	24,324	3,921

	54,249	63,838	80,850	13,032

Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate

A reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT is as follows:

	For the Years Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Income from continuing operations before income taxes	181,135	144,269	175,646	28,311

Income tax computed at the statutory tax rate of 25%	45,284	36,067	43,912	7,078
Effect of different tax rates in different jurisdictions	5,506	7,910	2,960	478
Non-deductible expenses	1,530	6,448	11,887	1,916
Interests and penalties on unrecognized tax positions	1,929	3,576	2,044	329
Changes of valuation allowance	—	(6,070)	(466)	(76)
Withholding tax	—	15,907	20,513	3,306

	54,249	63,838	80,850	13,032

Reconciliation of Accrued Unrecognized Tax Positions

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	For the Years Ended December 31,
	2013	2014	2014
	RMB	RMB	US$
Balance at beginning of year	104,480	101,485	16,356
Additions based on tax positions related to the current year	19,182	8,890	1,433
Additions (decrease) related to prior year tax position	(22,177)	1,219	197
Decrease due to the disposal of CAH and WHT	—	(91,274)	(14,711)

Balance at end of year	101,485	20,320	3,275

Schedule of Deferred Taxes

The components of deferred taxes are as follows:

	As at December 31
	2013	2014	2014
	RMB	RMB	US$
Deferred tax assets, current portion
Accrued expenses	10,860	3,826	617
Allowance for doubtful accounts	46,565	697	112
Deferred revenue, current	2,679	1,002	161
Others	1,223	726	118

	61,327	6,251	1,008
Valuation allowance	(46,611)	(866)	(140)

Net deferred tax assets, current portion	14,716	5,385	868

Deferred tax liabilities, current portion
Deferred cost, current portion	(2,918)	(618)	(100)
Revenue generated from financing lease	(2,006)	(2,439)	(393)

Total deferred tax liabilities, current portion	(4,924)	(3,057)	(493)

Deferred tax assets, current portion, net*	10,652	3,556	573

Deferred tax liabilities, current portion, net*	(860)	(1,228)	(198)

Deferred tax assets, non-current portion
Depreciation and amortization	41,244	22,683	3,656
Deposits for non-current assets	5,548	5,548	894
Intangible assets	1,132	972	157
Deferred revenue, non-current portion	498	337	54
Long term receivables	432	432	70
Long term investment impairment	10,204	—	—
Net operating loss**	6,555	6,659	1073
Others	2,659	1,250	201

	68,272	37,881	6,105

Valuation allowance	(15,406)	(5,668)	(914)
Net deferred tax assets, non-current portion	52,866	32,213	5,192

Deferred tax liabilities, non-current portion
Deferred costs	(19,253)	(39,144)	(6,311)
Intangible assets	(7,972)	(6,098)	(983)
Property, plant and equipment	(40,811)	(12,015)	(1,935)
GZ Proton share transfer	—	(8,000)	(1,289)

Total deferred tax liabilities, non-current portion	(68,036)	(65,257)	(10,518)
Deferred tax assets, non-current portion, net ***	17,721	17,183	2,769

Deferred tax liabilities, non-current portion, net ***	(32,891)	(50,227)	(8,095)

*	As at December 31, 2013 and 2014, deferred tax assets, current portion of approximately RMB4,064 and RMB1,829 (US$295) have been offset against deferred tax liabilities, current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.
**	As of December 31, 2014, the Company had net operating losses from several of its PRC entities of RMB22,725, which can be carried forward to offset future taxable profit. The net operating loss carry forwards as of December 31, 2014 will expire in years 2016 to 2019 if not utilized.
***	As at December 31, 2013 and 2014, deferred tax assets, non-current portion of approximately RMB35,145 and RMB15,030 (US$2,423) have been offset against deferred tax liabilities, non-current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.

Schedule of Movement of Valuation Allowance

The movement of valuation allowance is as follows:

	2013	2014	2014
	RMB	RMB	US$
Balance at beginning of year	(62,938)	(62,017)	(9,995)
Disposal of CAH and WHT	—	55,949	9,017
Change of valuation allowance in the current year	921	(466)	(76)

Balance at end of year	(62,017)	(6,534)	(1,054)